INTERIM FINANCIAL DATA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Participation in equity method investee (in hundredths)	100.00%
Cumulative adjustment		$ 5,614
Equity Accounted Subsidiaries [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Participation in equity method investee (in hundredths)	100.00%
ASU 2016-13 [Member] | Accounts Receivable including Trade Other and Related Party Receivables and Investment in Sales Type Direct Finance and Lease back Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment		5,600
Retained Earnings [Member] | ASU 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment		(32,600)
Retained Earnings [Member] | ASU 2016-13 [Member] | Equity Accounted Subsidiaries [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment		$ 27,000